Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALIFORNIA DAILY TAX FREE INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	cdtfifi_SupplementTextBlock
CALIFORNIA DAILY TAX FREE INCOME FUND, INC. (the "Fund")

CLASS A SHARES AND CLASS B SHARES

Supplement dated July 31, 2013 to the Fund's Prospectus, dated April 30, 2013

Effective July 22, 2013, Reich & Tang Asset Management, LLC (the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have implemented an expense limitation agreement with respect to the Fund in order to ensure that the Fund's total annual fund operating expenses do not exceed 0.80% and 0.55% of the average daily net assets of the Fund's Class A shares and Class B shares, respectively, for two years. In addition, for two years from July 22, 2013, the Manager and its affiliates have contractually agreed to waive fees and/or reimburse expenses in order to maintain a minimum yield of 0.01% for Class A shares and Class B shares so long as their gross yield is greater than 0.12%.

The fee table on page 3 of the Prospectus is replaced with the below:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

	Class A Shares	Class B Shares
Sales Charge (Load) Imposed on Purchases	None	None
Wire Redemption Fee	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.20%	0.00%
Other Expenses (includes Administration Fees listed below)	0.32%	0.32%
Administration Fees	0.21% _____	0.21% _____
Total Annual Fund Operating Expenses	0.82%	0.62%
Fee Waivers and Expense Reimbursement (1)	0.02%	0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(1)	0.80%	0.55%

(1) The Manager and its affiliates have contractually agreed to waive their fees so that the Fund's total annual fund operating expenses do not exceed 0.80% and 0.55% of the average daily net assets of the Fund's Class A shares and Class B shares, respectively, for two years from July 22, 2013.

The example on page 3 is replaced with the below:

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A:	$82	$258	$451	$1,010
Class B:	$56	$184	$332	$761

CALIFORNIA DAILY TAX FREE INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cdtfifi_SupplementTextBlock
CALIFORNIA DAILY TAX FREE INCOME FUND, INC. (the "Fund")

CLASS A SHARES AND CLASS B SHARES

Supplement dated July 31, 2013 to the Fund's Prospectus, dated April 30, 2013

Effective July 22, 2013, Reich & Tang Asset Management, LLC (the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have implemented an expense limitation agreement with respect to the Fund in order to ensure that the Fund's total annual fund operating expenses do not exceed 0.80% and 0.55% of the average daily net assets of the Fund's Class A shares and Class B shares, respectively, for two years. In addition, for two years from July 22, 2013, the Manager and its affiliates have contractually agreed to waive fees and/or reimburse expenses in order to maintain a minimum yield of 0.01% for Class A shares and Class B shares so long as their gross yield is greater than 0.12%.

The fee table on page 3 of the Prospectus is replaced with the below:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

	Class A Shares	Class B Shares
Sales Charge (Load) Imposed on Purchases	None	None
Wire Redemption Fee	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.20%	0.00%
Other Expenses (includes Administration Fees listed below)	0.32%	0.32%
Administration Fees	0.21% _____	0.21% _____
Total Annual Fund Operating Expenses	0.82%	0.62%
Fee Waivers and Expense Reimbursement (1)	0.02%	0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(1)	0.80%	0.55%

(1) The Manager and its affiliates have contractually agreed to waive their fees so that the Fund's total annual fund operating expenses do not exceed 0.80% and 0.55% of the average daily net assets of the Fund's Class A shares and Class B shares, respectively, for two years from July 22, 2013.

The example on page 3 is replaced with the below:

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A:	$82	$258	$451	$1,010
Class B:	$56	$184	$332	$761

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CALIFORNIA DAILY TAX FREE INCOME FUND INC | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	1,010
CALIFORNIA DAILY TAX FREE INCOME FUND INC | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[1]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	184
5 Years	rr_ExpenseExampleYear05	332
10 Years	rr_ExpenseExampleYear10	$ 761

[1]	The Manager and its affiliates have contractually agreed to waive their fees so that the Fund's total annual fund operating expenses do not exceed 0.80% and 0.55% of the average daily net assets of the Fund's Class A shares and Class B shares, respectively, for two years from July 22, 2013.